Interest Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Interest Expense, Operating and Nonoperating [Abstract]
Summary of Interest Expenses

Interest expenses consisted of the following.

	Year Ended December 31,
	2023	2024	2025
	(in US$ thousands)
Interest expense	$35	$780	$1,700
Less: Interest capitalization	(15)	(527)	(1,664)
Total	$20	$253	$36